Note 12 - Borrowings (Details Textual) - Line of Credit [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 97,700,000
Long-term Line of Credit	15,500,000	$ 13,500,000
Federal Reserve Bank of Philadelphia [Member]
Line of Credit Facility, Maximum Borrowing Capacity	941,000
Long-term Line of Credit	$ 0	$ 0